NET OPERATING REVENUE (Tables)	12 Months Ended
Dec. 31, 2019
NET OPERATING REVENUE
Schedule of net operating revenue

	2019	2018	2017
Gross operating revenue	66,571,866	65,794,397	66,243,174
Services (1)	60,129,579	61,292,362	62,696,433
Sale of goods (2)	6,442,287	4,502,035	3,546,741

Deductions from gross operating revenue	(22,303,695)	(22,331,657)	(23,036,342)
Taxes	(13,894,361)	(14,559,915)	(16,058,584)
Services	(12,678,809)	(13,820,784)	(15,468,315)
Sale of goods	(1,215,552)	(739,131)	(590,269)

Discounts granted and return of goods	(8,409,334)	(7,771,742)	(6,977,758)
Services	(6,319,584)	(6,288,941)	(5,340,476)
Sale of goods	(2,089,750)	(1,482,801)	(1,637,282)

Net operating revenue	44,268,171	43,462,740	43,206,832
Services	41,131,186	41,182,637	41,887,642
Sale of Goods	3,136,985	2,280,103	1,319,190

(1)   These include telephone services, use of interconnection network, data and SVA services, cable TV and other services.

(2)   These include sale of goods (handsets, SIM cards and accessories) and equipment of “Soluciona TI”.